Acquisitions - Preliminary purchase price allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 01, 2022	Oct. 01, 2020	Aug. 20, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognized amounts of assets acquired and liabilities assumed:
Goodwill					$ 138,637	$ 122,426	$ 123,217
Koin
Consideration:
Purchase price paid				$ 977
Redeemable non-controlling interest:				2,655
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents				322
Restricted cash				4
Trade accounts receivable				1,194
Lease right-of-use assets				177
Intangible assets				743
Property, plant and equipment				99
Other assets and prepaid expenses				66
Total assets acquired				2,605
Accounts payable and accrued expenses				1,721
Short-term debt				1,250
Lease liabilities				178
Contingent liabilities				19
Taxes payable				684
Deferred tax liabilities				253
Other liabilities				479
Total liabilities assumed				4,584
Total net liabilities assumed				1,979
Goodwill				$ 5,611
Best Day Group
Consideration:
Total consideration as of acquisition date			$ 10,288
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents			5,404
Restricted cash			2,763
Trade accounts receivable			9,122
Related party receivable			2,337
Lease right-of-use assets			7,415
Intangible assets			51,758
Property, plant and equipment			8,836
Deferred tax assets			12,851
Seller indemnification			11,814
Other assets and prepaid expenses			33,446
Total assets acquired			145,746
Accounts payable and accrued expenses			7,948
Travel accounts payable			82,170
Related party payable			266
Short-term and long-term debt			10,618
Lease liabilities			7,955
Contingent liabilities			24,205
Deferred revenue			775
Taxes payable			36,059
Deferred tax liabilities			11,015
Promissory notes issued			13,928
Other liabilities			16,534
Total liabilities assumed			211,473
Total net liabilities assumed			65,727
Goodwill			75,895
Best Day Group | Previously Reported
Consideration:
Fair value of contingent consideration payable			8,642
Total consideration as of acquisition date			10,168
Best Day Group | Contingent Consideration Payable October 1, 2024 | Previously Reported
Consideration:
Fair value of contingent consideration payable			$ 1,526
Viajanet
Consideration:
Purchase price paid	$ 9,355	$ 9,355
Fair value of contingent consideration payable		4,616
Total consideration as of acquisition date		13,971
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents		2,337
Trade accounts receivable		1,004
Intangible assets		7,868
Property, plant and equipment		769
Seller indemnification		7,956
Other assets and prepaid expenses		1,070
Total assets acquired		21,004
Accounts payable and accrued expenses		2,054
Travel accounts payable		6,861
Contingent liabilities		8,139
Deferred tax liabilities		2,212
Other liabilities		490
Total liabilities assumed		19,756
Total net liabilities assumed		(1,248)
Goodwill		$ 12,723